Disposal and Closure of Subsidiaries and Branches	6 Months Ended
Jun. 30, 2021
Disposal and Closure of Subsidiaries and Branches [Abstract]
Disposal and closure of subsidiaries and branches
5.	Disposal and closure of subsidiaries and branches

During the six months ended June 30, 2021, due to the impact of COVID-19, the Group closed under-performing learning centers and subsidiaries to reduce operating expense. Loss on disposal and closing of subsidiaries and branches amounting to RMB5,495 were recorded in the consolidated statements of comprehensive income (loss) for the six months ended June 30, 2021.